CSMC 2019-SPL1 ABS-15G

Exhibit 99.5

November 12, 2020

Due Diligence Narrative Report for:

CSMC 2019-SPL1

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

TABLE OF CONTENTS

Contact Information	3

Overview	4

Scope	4

Summary of Results	4-5

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

Client Services Management

➢	Gerald French Jr.

Senior Vice President

801-594-6001

Jerry.French@rrrmg.com

➢	Sioux Johnstone

Vice President

801-293-3826

Sioux.Johnstone@rrrmg.com

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

OVERVIEW

In April 2019, Credit Suisse (“CS”) engaged Residential RealEstate Review Management Inc. (“RRRM”) to conduct a review of 1,065 mortgage loans. The Due Diligence for these loans took place in April 2019. The review consisted of:

REVIEW TYPE	#FILES
Title/Tax/Lien Review	1,065

SCOPE OF WORK

The scope of work performed by RRRM for each of the above categories is described below:

TITLE/TAX/LIEN REVIEW

RRRM engaged Stewart Title to provide title search reports in order to confirm the mortgage lien position, current title vesting and identify potential tax and other lien issues. In reviewing these reports, the following information was analyzed:

1.	Address Variation
2.	Applicant in Title
3.	No Open Mortgage
4.	Delinquent/Unpaid Taxes
5.	Priority Liens
6.	Tax Liens
7.	Whether Subject mortgage was on title
8.	Potential Assignment Chain issues
9.	Whether subject mortgage was in 1st Lien Position
10.	Whether mortgage was in a Super Lien State

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

Summary of Results

TITLE/TAX/LIEN REVIEW

RRRM reviewed the title information on 1,065 mortgage loans and reported to our client in “CSMC 2019 SPL1 TITLE R 11092020.xlsx” the following potential exceptions:

●	60	loans had address variations
●	114	loans showed applicant was not on title
●	0	loans showed no mortgage found
●	20	loans had delinquent or unpaid taxes
●	7	loans had liens other than HOA or municipal prior to mortgage
●	92	loans had municipal liens
●	26	loans had HOA liens
●	29	loans had federal tax liens
●	29	loans had state tax liens
●	0	loans had subject mortgage not on title
●	0	loans had potential assignment chain issues
●	504	loans in a super lien state
●	57	loans showed mortgage not found in first lien position

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com